Financial risk management	12 Months Ended
Dec. 31, 2020
Disclosure Of Financial Risk Management Explanatory [Abstract]
Disclosure of financial risk management [text block]
Note 5	Financial risk management

5.1	Financial risk management policy

The Company’s financial risk management policy is focused on safeguarding the stability and sustainability of the Company and its subsidiaries with regard to all such relevant financial uncertainty components.

The Company’s operations are subject to certain financial risk factors that may affect its financial position or results. The most significant risk exposures are market risk, liquidity risk, currency risk, credit risk, and interest rate risk, among others.

There could also be additional risks, which are either unknown or known but not currently deemed to be significant, which could also affect the Company’s business operations, its business, financial position, or profit or loss.

The financial risk management structure includes identifying, determining, analyzing, quantifying, measuring and controlling these events. Management and in particular, Finance Management, is responsible for constantly assessing the financial risk.

5.2	Risk Factors

(a)	Credit risk

A global economic contraction may have potentially negative effects on the financial assets of the Company, which are primarily made up of financial investments and trade receivables, and the impact on of our customers could extend the payment terms of the Company's receivables by increasing its exposure to credit risk. Although measures are taken to minimize the risk, this global economic situation could mean losses with adverse material effects on the business, financial position or profit and loss of the Company's operations.
Trade receivables: to mitigate credit risk, the Company maintains active control of collection and requires the use of credit insurance. Credit insurance covers the risk of insolvency and unpaid invoices corresponding to 80% of all receivables with third parties. For the uncovered portion, the Company uses other instruments such as letters of credit and prepayments. The credit risk associated with receivables is analyzed in Note 14.2 b) and the associated accounting policy can be found in Note 3.5.

The concentration of credit risk with respect to sales debtors is reduced, due to the large number of companies that comprise the Company's customer base and their distribution throughout the world.

No significant modifications have been made during the period to risk models or parameters used in comparison to December 31, 2019, and no modifications have been made to contractual cash flows that have been significant during this period.

Financial investments: correspond to time deposits whose maturity date is greater than 90 days and less than 360 days from the date of investment, so they are not exposed to excessive market risks. The counterparty risk in implementation of financial operations is assessed on an ongoing basis for all financial institutions in which the Company holds financial investments.

The credit quality of financial assets that are not past due or impaired can be evaluated by reference to external credit ratings (if they are available) or historical information on counterparty late payment rates:

Financial institution	Financial assets	Rating			As of December 31, 2020
		Moody´s	S&P	Fitch	ThUS$
Banco de Crédito e Inversiones	Time deposits	P-1	A-1	-	9,002
Banco de Chile	Time deposits	P-1	A-1	-	10,503
Banco Estado	Time deposits	P-1	A-1	-	1,001
Banco Itau Corpbanca	Time deposits	P-2	A-2	-	7,299
Banco Santander – Santiago	Time deposits	P-1	A-1	-	16,702
Scotiabank Sud Americano	Time deposits	-	-	F1+	7,002
JP Morgan US dollar Liquidity Fund Institutional	Investment fund	Aaa-mf	AAAm	AAAmmf	102,753
Legg Mason - Western Asset Institutional cash reserves	Investment fund	-	AAAm	AAAmmf	107,625
Other banks with lower balances	Time deposits	-	-	-	86
Total					261,973

Financial institution	Financial assets	Rating			As of December 31, 2020
		Moody´s	S&P	Fitch	ThUS$
Banco de Crédito e Inversiones	90 days to 1 year	P-1	A-1	-	185,589
Banco Itaú Corpbanca	90 days to 1 year	P-2	A-2	-	49,006
Banco Santander - Santiago	90 days to 1 year	P-1	A-1	-	45,168
Banco Scotiabank Sud Americano	90 days to 1 year	-	-	F1+	31,668
JP Morgan Asset Management	90 days to 1 year	P-1	A-1	N1+	34,028
Total					345,459

Financial institution	Financial assets	Rating			As of December 31, 2019
		Moody´s	S&P	Fitch	ThUS$
Banco de Chile	Time deposits	P-1	A-1	-	50,221
Banco de Crédito e Inversiones	Time deposits	P-1	A-1	-	42,096
Banco Itaú Corpbanca	Time deposits	P-2	A-2	-	39,093
Banco Santander	Time deposits	P-1	A-1	-	2,708
Scotiabank Sud Americano	Time deposits	-	-	F1+	14,428
Banco Estado	Time deposits	P-1	A-1	-	500
BBVA Banco Francés	Time deposits	-	-	-	53
JP Morgan US dollar Liquidity Fund Institutional	Investment fund	Aaa-mf	AAAm	AAAmmf	181,155
Legg Mason - Western Asset Institutional cash reserves	Investment fund	-	AAAm	AAAmmf	146,078
Total					476,332

Financial institution	Financial assets	Rating			As of December 31, 2019
		Moody´s	S&P	Fitch	ThUS$
Banco Scotiabank Sud Americano	90 days to 1 year	P-2	-	-	54,180
Banco de Crédito e Inversiones	90 days to 1 year	P-1	A-1	-	178,448
Banco Santander (*)	90 days to 1 year	P-1	A-1	-	74,365
Banco Itau Corpbanca	90 days to 1 year	P-2	A-2	-	127,579
Banco Security	90 days to 1 year	-	A-2	F2	17,965
Banco de Chile	90 days to 1 year	-	-	-	18,026
Banco Estado	90 days to 1 year	P-1	A-1	-	15,126
Total					485,689

(*) This includes ThUS$ 1,870 associated with collateral in guarantee used to reduce the liquidity risk.

(b)	Currency risk

The functional currency of the company is the US dollar, due to its influence on the determination of price levels, its relation to the cost of sales and considering that a significant part of the Company’s business is conducted in this currency. However, the global nature of the Company's business generates an exposure to exchange rate variations of several currencies with the US dollar. Therefore, the Company maintains hedge contracts to mitigate the exposure generated by its main mismatches (net between assets and liabilities) in currencies other than the US dollar against the exchange rate variation, updating these contracts periodically depending on the amount of mismatching to be covered in these currencies. Occasionally, subject to the approval of the Board, the Company ensures short-term cash flows from certain specific line items in currencies other than the US dollar.

A significant portion of the Company’s costs, especially salary payments, is associated with the Peso. Therefore, an increase or decrease in its exchange rate with the US dollar would affect the Company's profit and loss. By the fourth quarter of 2020, approximately US$ 473 million accumulated in expenses are associated with the Peso.

As of December 31, 2020, the Company held derivative instruments classified as hedges of foreign exchange risks associated with 100% of all of the bond liabilities denominated in UF, for an asset at fair value of US$ 18.41 million. As of December 31, 2019, a liability was recognized amounting to US$ 18.9 million.

Furthermore, on December 31, 2020, the Company held derivative instruments classified as hedges of foreign exchange risks associated with 100% of all nominative term deposits in UF and in pesos, at a fair value of US$ 21 million in liabilities. On December 31, 2019, an asset was recognized for an amount of US$ 16.4 million.

(c)	Interest rate risk

Interest rate fluctuations, primarily due to the uncertain future behavior of markets, may have a material impact on the financial results of the Company. Significant increases in the rate could make it difficult to access financing at attractive rates for the Company's investment projects.

The Company maintains current and non-current financial debt at fixed rates and LIBOR rate plus spread.

As of December 31, 2020, the Company has around 4% of its financial liabilities linked to variations in the LIBOR rate. 100% of these obligations are covered by derivative instruments classified as interest rate hedging; therefore, a significant rate increase would not impact our financial condition.

(d)	Liquidity risk

Liquidity risk relates to the funds needed to comply with payment obligations. The Company’s objective is to maintain financial flexibility through a comfortable balance between fund requirements and cash flows from regular business operations, bank borrowings, bonds, short term investments, and marketable securities, among others. For this purpose, the Company keeps a high liquidity ratio
1
, which enables it to cover current obligations with clearance. (On December 31, 2020, this was 5.40).

The Company has an important capital expense program which is subject to change over time.

On the other hand, world financial markets go through periods of contraction and expansion that are unforeseeable in the long-term and may affect SQM’s access to financial resources. Such factors may have a material adverse impact on the Company’s business, financial position and results of operations.

The Company constantly monitors the matching of its obligations with its investments, taking due care of maturities of both, from a conservative perspective, as part of this financial risk management strategy. As of December 31, 2020, the Company had unused, available revolving credit facilities with banks, for a total of US$ 478 million.

The position in other cash and cash equivalents are invested in highly liquid mutual funds with an AAA risk rating.

(1)	Unsecured obligations are presented on a contractual basis and have no effects related to anticipated redemptions.

	Nature of undiscounted cash flows
As of December 31, 2020 (figures expressed in millions of US dollars)	Carrying amount	Less than 1 year	1 to 5 years	Over 5 years	Total
Bank borrowings	70.08	0.94	71.40	-	72.34
Unsecured obligations (1)	1,872.09	88.22	927.17	1,727.14	2,742.53
Sub total	1,942.17	89.16	998.57	1,727.14	2,814.87
Hedging liabilities	40.21	6.06	12.34	11.07	29.47
Derivative financial instruments	5.39	5.39	-	-	5.39
Sub total	45.60	11.45	12.34	11.07	34.86
Current and non-current lease liabilities	31.07	6.40	21.04	7.17	34.61
Trade accounts payable and other accounts payable	203.93	203.93	-	-	203.93
Total	2,222.77	310.94	1,031.95	1,745.38	3,088.27

	Nature of undiscounted cash flows
As of December 31, 2019 (figures expressed in millions of US dollars)	Carrying amount	Less than 1 year	1 to 5 years	Over 5 years	Total
Bank borrowings	70.19	2.17	74.87	-	77.04
Unsecured obligations	1,697.11	326.34	614.29	1,184.38	2,125.01
Sub total	1,767.30	328.51	689.16	1,184.38	2,202.05
Hedging liabilities	23.66	6.57	24.33	32.37	63.27
Derivative financial instruments	3.17	3.17	-	-	3.17
Sub total	26.83	9.74	24.33	32.37	66.44
Current and non-current lease liabilities	37.90	8.90	23.01	10.27	42.18
Trade accounts payable and other accounts payable	205.79	205.79	-	-	205.79
Total	2,037.82	552.94	736.50	1,227.02	2,516.46

1	All current assets divided by all current liabilities.

5.3	Risk measurement

The Company has methods to measure the effectiveness and efficiency of financial risk hedging strategies, both prospectively and retrospectively. These methods are consistent with the risk management profile of the SQM Group. See Note 13.8.